Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,988,750.85

Principal:
Principal Collections	$28,831,463.55
Prepayments in Full	$18,926,615.53
Liquidation Proceeds	$1,046,893.76
Recoveries	$70,259.43
Sub Total	$48,875,232.27
Collections	$53,863,983.12

Purchase Amounts:
Purchase Amounts Related to Principal	$293,401.71
Purchase Amounts Related to Interest	$1,514.78
Sub Total	$294,916.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,158,899.61

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$54,158,899.61
Servicing Fee	$1,066,647.62	$1,066,647.62	$0.00	$0.00	$53,092,251.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$53,092,251.99
Interest - Class A-2 Notes	$116,552.75	$116,552.75	$0.00	$0.00	$52,975,699.24
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$52,580,899.24
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$52,433,340.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,433,340.91
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$52,349,854.83
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,349,854.83
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$52,280,521.50
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,280,521.50
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$52,182,854.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$52,182,854.83
Regular Principal Payment	$46,867,677.42	$46,867,677.42	$0.00	$0.00	$5,315,177.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,315,177.41
Residuel Released to Depositor	$0.00	$5,315,177.41	$0.00	$0.00	$0.00
Total		$54,158,899.61

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$46,867,677.42
Total					$46,867,677.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$46,867,677.42	$75.97	$116,552.75	$0.19	$46,984,230.17	$76.16
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$46,867,677.42	$22.98	$909,397.16	$0.45	$47,777,074.58	$23.43

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$245,374,203.58	0.3977536	$198,506,526.16	0.3217807
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,220,434,203.58	0.5982931	$1,173,566,526.16	0.5753172

Pool Information
Weighted Average APR	4.649%	4.641%
Weighted Average Remaining Term	48.49	47.63
Number of Receivables Outstanding	63,340	61,773
Pool Balance	$1,279,977,138.97	$1,230,307,959.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,229,239,086.95	$1,181,626,371.85
Pool Factor	0.6156830	0.5917916

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$18,454,619.40
Yield Supplement Overcollateralization Amount	$48,681,588.06
Targeted Overcollateralization Amount	$56,741,433.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,741,433.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		210	$570,804.51
(Recoveries)		62	$70,259.43
Net Losses for Current Collection Period			$500,545.08
Cumulative Net Losses Last Collection Period			$4,501,081.75
Cumulative Net Losses for all Collection Periods			$5,001,626.83

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.47%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.27%	729	$15,664,275.61
61-90 Days Delinquent	0.16%	78	$1,929,518.65
91-120 Days Delinquent	0.03%	16	$347,607.56
Over 120 Days Delinquent	0.06%	34	$784,752.81
Total Delinquent Receivables	1.52%	857	$18,726,154.63

Repossession Inventory:
Repossessed in the Current Collection Period		51	$1,185,761.79
Total Repossessed Inventory		78	$1,897,892.12

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5559%
Preceding Collection Period			0.4787%
Current Collection Period			0.4786%
Three Month Average			0.5044%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2107%
Preceding Collection Period			0.1721%
Current Collection Period			0.2072%
Three Month Average			0.1967%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer